Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Foreign Exchange Risk Factor [Line items]
Income (Loss)	$ 679,669,718	$ 304,906,199	$ 380,219,835
Shareholders’ Equity	$ 4,066,379,451	3,821,736,529	$ 3,723,024,486	$ 3,365,337,046
Currency risk | Top of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 146,775	47,420
Shareholders’ Equity	$ 1,614,524	521,621
Currency risk | Top of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 4,933	2,204
Shareholders’ Equity	$ 54,262	24,244
Currency risk | Top of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 151	30
Shareholders’ Equity	$ 1,663	332
Currency risk | Top of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 71	44
Shareholders’ Equity	$ 777	483
Currency risk | Top of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 22	17
Shareholders’ Equity	$ 239	186
Currency risk | Top of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 188	57
Shareholders’ Equity	$ 2,068	628
Currency risk | Bottom of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (146,775)	(47,420)
Shareholders’ Equity	$ 1,320,974	426,781
Currency risk | Bottom of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (4,933)	(2,204)
Shareholders’ Equity	$ 44,396	19,836
Currency risk | Bottom of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (151)	(30)
Shareholders’ Equity	$ 1,361	272
Currency risk | Bottom of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (71)	(44)
Shareholders’ Equity	$ 635	395
Currency risk | Bottom of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (22)	(17)
Shareholders’ Equity	$ 195	152
Currency risk | Bottom of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (188)	(57)
Shareholders’ Equity	$ 1,692	$ 514